SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
19.	SHARE-BASED COMPENSATION

2020 Option Incentive Plan (“the 2020 Plan”)

The Group implemented a share option incentive plan in October 2020 to grant share options to eligible middle management and other key employees (the “incentive recipients”). The total number of option that could be grant under the 2020 Plan is 5,054,138 and upon conversion, new issuance of Class B ordinary shares would be issued to the holders. The contractual term is 5 years.

As of December 31, 2020, 5,054,138 share options of Shanghai Hesai were granted to employees with exercise price of RMB3.25 per share.

One-third of the award will be vested at the latter of the first anniversary of the Commencement Date or the Group’s completion of IPO (“First Vesting Date”). The remaining two-thirds shall be vested at each of the 12 months from the First Vesting Date, respectively. The actual number of the shares could be exercised is also subjected to adjustment based on employee performance evaluation result. The Group considers the IPO being a substantive performance condition and as a result, the Group has not recognized any share-based compensation expenses related to the options granted.

19.SHARE-BASED COMPENSATION (continued)

2021 Share Incentive Plan (the “2021 Plan”)

In June 2021, the Board of Directors of the Company approved the 2021 Share Incentive Plan, which authorized the issuance of all awards to purchase up to 16,365,047 ordinary shares to the Group’s employees, directors, and consultants, as determined by the Board of Directors of the Company. The 2021 Plan replaced all share incentive plans or similar arrangements previously adopted by the Group.

Replacement of the 2017 Option Incentive Plan (the “2017 Plan”) and the 2020 Plan

Under the 2017 Plan, among 14,710,802 restricted shares of Shanghai Hesai outstanding at January 1, 2021, 136,269 shares were repurchased by Shanghai Hesai due to termination of employment of award recipients during 2021 under the 2017 plan. As part of the 2021 Reorganization, the Company replaced 14,574,533 outstanding restricted shares of Shanghai Hesai with options to purchase 4,048,536 ordinary shares of the Company under the 2021 plan at a ratio of 3.6 to 1 (the “2017 Replacement”), which is at the same percentage of equity interest held by the award recipients on a fully diluted basis. These options are vested immediately; and consistent with the 2017 Plan, the options granted have the following vesting terms as implicit service condition:

●	The Company has the right to repurchase all ordinary shares obtained from exercise of the vested options by these award recipients if they terminate their employments within 5 years of employment, at the exercise price paid by the award recipients.
●	The Company has the right to repurchase all ordinary shares obtained from exercise of the vested options by these award recipients if they terminate their employment after 5 years of service and prior to a qualified IPO, at a price of exercise price plus a return based on a fixed annual rate of 8%.

At the modification date, the Company used the binomial option pricing model and income approach in determining the fair value of the awards granted. The 2017 Replacement did not change the classification and vesting condition of the share-based awards. Immediately before and after the modification, the fair value is the same with no incremental fair value recognized. Therefore, the replacement awards did not has accounting consequence and are accounted for in the same way as its original awards.

Under the 2020 Plan, among 5,054,138 options to purchase ordinary shares of Shanghai Hesai outstanding at January 1, 2021, 118,079 options were forfeited due to the termination of employment of the award recipients during 2021 under the 2020 plan. As part of the 2021 Reorganization, the Company replaced 4,936,059 options of Shanghai Hesai with 1,371,141 options of the Company under the 2021 plan at a ratio of 3.6 to 1 (the “2020 Replacement”), which is at the same percentage of equity interest held by the award recipients on a fully diluted basis. These options granted under the 2021 plan have the same terms and conditions under the 2020 Plan.

In December 2021, 312,051 unvested share options were cancelled without a concurrent grant of a replacement award. Since the unvested share options were not probable of vesting on the cancellation date as these options contain an IPO performance condition, the Group did not recognize any compensation cost upon cancellation.

Option awards to new incentive recipients during the years ended December 31, 2021 and 2022 (the “New Grant”)

On July 19, September 13, and November 22, 2021, under the 2021 Plan, the Company granted a total of 4,286,828 share options to a senior executive and employees, the vesting schedule of the awards include:

19.SHARE-BASED COMPENSATION (continued)

Option awards to new incentive recipients during the years ended December 31, 2021 and 2022 (the “New Grant”) - continued

1)	2,000,000 share options, subject to a four-year vesting schedule and vest quarterly from the vesting commencement date at the rate of 125,000 shares per quarter. The grantee may early exercise and accelerate up to 500,000 shares by notifying the Company and paying the exercise price. Should the grantee voluntarily terminate his employment prior to the end of the vesting schedule, then the grantee will return the excess of any accelerated shares that would not have vested at the time of termination under the original vesting schedule.
2)	Thirty-three percent (33%), thirty-three percent (33%) and thirty-four percent (34%) of 26,743 share options to be vested on the first, second and third anniversary of the vesting commencement date.
3)	Twenty-five percent (25%) of 2,248,185 share options to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
4)	Thirty-three percent (33%), thirty-three percent (33%) and thirty-four percent (34%) of 11,900 share options shall vest on the first, second and third anniversary of the initial public offering of the Company, respectively, subject to performance-based conditions.

On February 24, May 9, September 8, and December 24, 2022 under the 2021 Plan, the Company granted a total of 1,158,201 share options to employees, the vesting schedule of the awards include:

1)	Thirty-three percent (33%), thirty-three percent (33%) and thirty-four percent (34%) of 115,806 share options to be vested on the first, second and third anniversary of the vesting commencement date.
2)	Twenty-five percent (25%) of 1,007,458 share options to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
3)

Thirty-three percent (33%), thirty-three percent (33%) and thirty-four percent (34%) of 12,300 share options shall vest on the first, second and third anniversary of the initial public offering of the Company, respectively, subject to performance-based conditions.

4)	A hundred percent (100%) of the 1,189 options to be vested upon the Group’s completion of IPO.
5)	Twenty-five percent (25%) of 21,448 share options to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date, subject to performance-based condition.

Additionally, in May 2022, the Company granted an employee with a share option award of 60,000 shares with a per share exercise price of US$18.65, which is based on the fair value of the ordinary share at the date of the grant. The options will vest rateably over a four year period with 25% vested every year. The option agreement includes a provision whereby the grantee can choose to receive cash payment at US$8 per share for any options that are vested but not exercised if his employment upon termination of employment when such grantee continuously work for the Group for four years. Exercise of share options cancels the cash award, and the cash redemption cancels all the vested share options. The Company considered this award as a combination grant of a cash settlement component with compensation cost measured based on the combined value.

19.SHARE-BASED COMPENSATION (continued)

Option awards to new incentive recipients during the years ended December 31, 2021 and 2022 (the “New Grant”) - continued

The binomial option pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2021 and 2022:

	For the year ended
	December 31, 2021	December 31, 2022
Expected volatility	48.00% – 74.00%	74.00% – 80.00%
Risk-free interest rate (per annum)	0.97% – 1.55%	1.94% – 3.83%
Expected dividend yield	0.00%	0.00%
Employee forfeiture rate (per annum)	3.80%	3.80% – 3.92%
Exercise multiples	2.50	2.50
Expected term	7.00	7.00
Fair value of underlying ordinary share (per share)	US$14.10 – 18.42	US$18.11 – 19.91
Fair value of awards on valuation date	US$5.84 – 16.90	US$12.93 – 17.11

1)Expected volatility

Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as Time to Expiration.

2)Risk-free interest rate

Risk-free interest rate was estimated based on yield curve of US Government Bond for similar span as the expected term.

3)Expected dividend yield

The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future.

4)Employee forfeiture rate (per annum):

Employee forfeiture rate was estimated by the management using employee resignation statistics.

5)Exercise multiple

Assumption on exercise multiple is made with reference to academic research.

6)Expected term:

The expected term was the life of options extracted from option agreements.

7)Fair value of underlying ordinary share (per share)

The fair value of underlying ordinary share was based on estimated equity value and allocation of it to each element of its capital structure. The equity value considers the valuations of recent Series D financing, or is based on discounted cash flow method which converts future amounts to a single present value amount and requires significant judgments on the expected future free cash flows and other assumptions including appropriate discount rate and estimation of long term growth rate of the Group’s business.

19.SHARE-BASED COMPENSATION (continued)

Option awards to new incentive recipients during the years ended December 31, 2021 and 2022 (the “New Grant”) - continued

The following table summarizes the activities of the Groups share options classified as equity for the years ended December 31, 2021 and 2022:

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at January 1, 2021	—	—	—	—	—
Granted (the 2017 Replacement and the 2020 Replacement)	5,419,677	3.87	22.83
Granted (the New Grant)	4,286,828	15.25	102.74
Forfeited	220,831	5.96
Cancelled	312,051	0.90
Exercised	—	—
Outstanding at January 1, 2022	9,173,623	9.23	56.58	6.32	1,005,546
Granted (the New Grant)	1,158,201	33.92	121.62
Forfeited	723,190	13.85
Exercised	—	—
Outstanding at December 31, 2022	9,608,634	12.51	65.93	5.46	1,141,255
Vested and expected to vest as of December 31, 2022.	5,088,920	19.66	101.08	5.88	568,013
Exercisable as of December 31, 2022	1,794,795	12.51	65.93	5.46	213,122

The weighted-average grant-date fair value of options granted during the years 2020, 2021, and 2022 was RMB62.21, RMB102.74, and RMB121.62, respectively. No option was exercised during the years ended December 31, 2020, 2021, and 2022.

The Group didn’t record any compensation expenses relating to options awarded with IPO condition for the years ended December 31, 2020, 2021 and 2022. Given the vesting of these options is contingent on a Qualified IPO, the share-based compensation expense related to the vested portion of these options would be recognized when Qualified IPO is probable. As of December 31, 2022, the total unrecognized share based compensation expenses relating to these options was RMB103,318, which is expected to be recognize over 2.1 years.

For the years ended December 31, 2021 and 2022, the total share-based compensation expenses related to share options without IPO condition was RMB54,283 and RMB104,750, respectively. As of December 31, 2022, the total unrecognized share-based compensation related to such option was RMB324,359, and is expected to be recognized over the estimated lives of 2.63 years.